Offerings	Jun. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,412,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,769.98
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of those offerings is $1,997,676,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2032
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,515,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,475.75
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2035
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 898,749,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,598.48
Offering Note	See Offering Note 1